Related Party Transactions - Schedule of Loans from Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Outstanding balance	$ 796,462	$ 576,816
Yi Chuan [Member]
Disclosure of transactions between related parties [line items]
Outstanding balance	400,000	400,000
Yasuyoshi Yanagisawa [Member]
Disclosure of transactions between related parties [line items]
Outstanding balance		176,816
Tzu-Wei Chung [Member]
Disclosure of transactions between related parties [line items]
Outstanding balance	304,971
Yu-Ling Yang [Member]
Disclosure of transactions between related parties [line items]
Outstanding balance	$ 91,491